Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Owners of Aegon N.V.	€ 1,239	€ 710	€ 2,469
Coupons on perpetual securities	(88)	(102)	(103)
Coupons on non-cumulative subordinated notes		(11)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	1,151	597	2,338
Net income / (loss) attributable to common shareholders	€ 1,143	€ 593	€ 2,321
Weighted average number of common shares B outstanding (in million)	2,042	2,036	2,042
Basic earnings per common share (EUR per share)	€ 0.56	€ 0.29	€ 1.14
Common share B [member]
Earnings per share [line items]
Net income / (loss) attributable to common shareholders	€ 8	€ 4	€ 16
Weighted average number of common shares B outstanding (in million)	572	571	575
Basic earnings per common share (EUR per share)	€ 0.01	€ 0.01	€ 0.03